Intangible Assets - Schedule of Finite-Lived Intangible Assets (Detail) - CAD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Brand Licence and Patent, Cost	$ 0	$ 331,037
Brand Licence and Patent, Amortization	0	33,848
Brand Licence and Patent, Net	$ 0	$ 297,189